Revenue - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) component	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disaggregation of Revenue
Contract asset	$ 41	$ 54	$ 71
Contract with customer, asset, before allowance	38
Contract asset, non current	37	41
Contract asset, current	4	13
Contract liability	$ 0	$ 1	$ 0
Utilities | Gas sales and transportation services
Disaggregation of Revenue
Number of billing components | component	2
Utilities | Gas Storage Services
Disaggregation of Revenue
Number of billing components | component	4
Maximum storage capacity (as a percent)	100.00%
Utilities | Operating Segments | Gas Storage Services
Disaggregation of Revenue
Contract term	1 year
Utilities | Operating Segments | Commodity sales contracts | Minimum
Disaggregation of Revenue
Contract term	1 year
Utilities | Operating Segments | Commodity sales contracts | Maximum
Disaggregation of Revenue
Contract term	5 years
Midstream | Operating Segments | Commodity sales contracts
Disaggregation of Revenue
Contract term	1 year